Derivative Financial Instruments (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Notional Amount		$ 295,000,000
Fair Value		(5,255,000)	$ (4,385,000)
Not Designated as Hedging Instrument
Derivative [Line Items]
Notional Amount	$ 295,000,000
Fair Value	$ (3,800,000)	(5,255,000)
Not Designated as Hedging Instrument | Notional Amount, 139.5
Derivative [Line Items]
Instrument	Swap
Notional Amount	$ 139,500,000
Index	one month LIBOR
Maturity Date	Nov. 19, 2021
Fair Value	$ (2,108,000)	(2,915,000)
Not Designated as Hedging Instrument | Notional Amount, 58.8
Derivative [Line Items]
Instrument	Swap
Notional Amount	$ 58,800,000	58,800,000
Index	one month LIBOR
Maturity Date	Nov. 19, 2021
Fair Value	$ (888,000)	(1,229,000)
Not Designated as Hedging Instrument | Notional Amount, 45.0
Derivative [Line Items]
Instrument	Swap
Notional Amount	$ 45,000,000	45,000,000
Index	one month LIBOR
Maturity Date	Nov. 19, 2021
Fair Value	$ (20,000)	(27,000)	0
Not Designated as Hedging Instrument | Notional Amount, 36.7
Derivative [Line Items]
Instrument	Swap
Notional Amount	$ 36,700,000
Index	one month LIBOR
Maturity Date	Nov. 19, 2021
Fair Value	$ (554,000)	(766,000)
Not Designated as Hedging Instrument | Notional Amount, 15.0
Derivative [Line Items]
Instrument	Swap
Notional Amount	$ 15,000,000
Index	one month LIBOR
Maturity Date	Nov. 19, 2021
Fair Value	$ (230,000)	$ (318,000)
Swap, 2.49% Interest Rate | Not Designated as Hedging Instrument | Notional Amount, 139.5
Derivative [Line Items]
Instrument		Swap
Notional Amount		$ 139,500,000
Index		one month LIBOR
Interest Rate	2.49%	2.49%
Maturity Date		Nov. 19, 2021
Fair Value		$ (2,915,000)	(2,441,000)
Swap, 2.49% Interest Rate | Not Designated as Hedging Instrument | Notional Amount, 58.8
Derivative [Line Items]
Instrument		Swap
Index		one month LIBOR
Interest Rate	2.49%	2.49%
Maturity Date		Nov. 19, 2021
Fair Value		$ (1,229,000)	(1,029,000)
Swap, 2.49% Interest Rate | Not Designated as Hedging Instrument | Notional Amount, 36.7
Derivative [Line Items]
Instrument		Swap
Notional Amount		$ 36,700,000
Index		one month LIBOR
Interest Rate	2.49%	2.49%
Maturity Date		Nov. 19, 2021
Fair Value		$ (766,000)	(642,000)
Swap, 0.20% Interest Rate Member | Not Designated as Hedging Instrument | Notional Amount, 45.0
Derivative [Line Items]
Instrument		Swap
Index		one month LIBOR
Interest Rate	0.20%	0.20%
Maturity Date		Nov. 19, 2021
Swap, 2.53% Interest Rate | Not Designated as Hedging Instrument | Notional Amount, 15.0
Derivative [Line Items]
Instrument		Swap
Notional Amount		$ 15,000,000
Index		one month LIBOR
Interest Rate	2.53%	2.53%
Maturity Date		Nov. 19, 2021
Fair Value		$ (318,000)	$ (273,000)